Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2050 Fund	Sep. 08, 2023
Fidelity Freedom 2050 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.27%)
Past 5 years	5.13%
Past 10 years	8.18%
Fidelity Freedom 2050 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.35%)
Past 5 years	2.97%
Past 10 years	6.21%
Fidelity Freedom 2050 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.32%)
Past 5 years	3.83%
Past 10 years	6.24%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0391
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.41%
Past 10 years	8.68%